[Transamerica Life Insurance Company Letterhead]

March 15, 2004

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Separate Account VA P
File	No. 811- 21192, CIK 0001162320
Rule	30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA F, a unit investment trust registered under the Act, recently mailed to its contract owners the annual reports for the following underlying management investment companies: AEGON/Transamerica Series Fund, Inc., AIM Variable Insurance Funds, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Liberty Variable Investment Trust, Variable Insurance Products Fund, and Wanger Advisors Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On March 4, 2004, AEGON/Transamerica Series Fund, Inc., filed its annual report with the Commission via EDGAR (CIK: 0000778207);

•	On March 5, 2004, AIM Variable Insurance Funds filed its annual report with the Commission via EDGAR (CIK: 0000896435);

•	On March 2, 2004, Federated Insurance Series filed its annual report with the Commission via EDGAR (CIK: 0000912577);

•	On February 27, 2004, Franklin Templeton Variable Insurance Products Trust filed its annual report with the Commission via EDGAR (CIK: 0000837274);

•	On February 27, 2003, Janus Aspen Series filed its annual report with the Commission via EDGAR (CIK: 0000906185);

•	On March 4, 2004, Liberty Variable Investment Trust filed its annual report with the Commission via EDGAR (CIK: 0000898445);

Securities and Exchange Commission

March 15, 2004

•	On February 27, 2004, Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK: 0000356494, 0000831016, 0000927384);

•	On March 5, 2004, Wanger Advisors Trust filed its annual report with the Commission via EDGAR (CIK: 0000929521).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company

/s/ Darin D. Smith

Darin D. Smith Assistant General Counsel Financial Markets Division